FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges $ in Thousands	Dec. 30, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	3,382
Cash flow hedge reserve (AOCI)	(3,382)
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	2,752
Cash flow hedge reserve (AOCI)	(2,752)
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	(897)
Cash flow hedge reserve (AOCI)	897
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	(10,677)
Cash flow hedge reserve (AOCI)	10,677
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	12,204
Cash flow hedge reserve (AOCI)	$ (12,204)